Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts	$ 890,339	$ 1,051,411	$ 1,446,613
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	6,666,667	6,666,667
Common stock, shares issued	12,184,109	1,433,903	1,085,184
Common stock, shares outstanding	12,184,109	1,433,903	1,085,184
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Property and equipment, net of accumulated depreciation	$ 60,130	$ 38,776
Common shares to be issued	1,359,391	0
Preferred stock, shares issued	0	86,000	86,000
Preferred stock, shares outstanding	0		86,000
Accumulated depreciation		$ 38,776	$ 17,210
Shares to be issued		0	39,196
Series F Preferred Stocks [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000	200,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series E Preferred Stocks [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	775,000	775,000	775,000
Preferred stock, shares issued	0	86,000	86,000
Preferred stock, shares outstanding	0	86,000	86,000
Series D Preferred Stocks [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0